SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT (Details) - CAD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Balance at December 31, 2025	$ 1,192,074
Balance at September 30, 2026	2,225,620	$ 1,192,074
Property, plant and equipment, beginning balance	(1,192,074)
Property, plant and equipment, ending balance	(2,225,620)	(1,192,074)
Net book value	2,225,620	1,192,074
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2025	54,109
Balance at September 30, 2026	281,623	54,109
Property, plant and equipment, beginning balance	(54,109)
Property, plant and equipment, ending balance	(281,623)	(54,109)
Net book value	281,623	54,109
Furniture and equipment [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2025	1,095,262
Balance at September 30, 2026	1,758,650	1,095,262
Property, plant and equipment, beginning balance	(1,095,262)
Property, plant and equipment, ending balance	(1,758,650)	(1,095,262)
Net book value	1,758,650	1,095,262
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2025	27,426
Balance at September 30, 2026	173,508	27,426
Property, plant and equipment, beginning balance	(27,426)
Property, plant and equipment, ending balance	(173,508)	(27,426)
Net book value	173,508	27,426
Vehicles [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2025	15,277
Balance at September 30, 2026	11,839	15,277
Property, plant and equipment, beginning balance	(15,277)
Property, plant and equipment, ending balance	(11,839)	(15,277)
Net book value	11,839	15,277
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2025	2,047,299	1,276,976
Additions	1,379,912	971,666
Disposals	(183,777)	(201,343)
Foreign exchange	20,308
Balance at September 30, 2026	3,263,742	2,047,299
Property, plant and equipment, beginning balance	(2,047,299)	(1,276,976)
Disposals	183,777	201,343
Property, plant and equipment, ending balance	(3,263,742)	(2,047,299)
Net book value	3,263,742	2,047,299
Gross carrying amount [member] | Computer equipment [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2025	164,442	130,328
Additions	277,997	62,145
Disposals	(17,837)	(28,031)
Foreign exchange	151
Balance at September 30, 2026	424,753	164,442
Property, plant and equipment, beginning balance	(164,442)	(130,328)
Disposals	17,837	28,031
Property, plant and equipment, ending balance	(424,753)	(164,442)
Net book value	424,753	164,442
Gross carrying amount [member] | Furniture and equipment [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2025	1,770,591	997,416
Additions	947,517	908,221
Disposals	(165,940)	(135,046)
Foreign exchange	20,157
Balance at September 30, 2026	2,572,325	1,770,591
Property, plant and equipment, beginning balance	(1,770,591)	(997,416)
Disposals	165,940	135,046
Property, plant and equipment, ending balance	(2,572,325)	(1,770,591)
Net book value	2,572,325	1,770,591
Gross carrying amount [member] | Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2025	51,923	88,889
Additions	154,398	1,300
Disposals		(38,266)
Foreign exchange
Balance at September 30, 2026	206,321	51,923
Property, plant and equipment, beginning balance	(51,923)	(88,889)
Disposals		38,266
Property, plant and equipment, ending balance	(206,321)	(51,923)
Net book value	206,321	51,923
Gross carrying amount [member] | Vehicles [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2025	60,343	60,343
Additions
Disposals
Foreign exchange
Balance at September 30, 2026	60,343	60,343
Property, plant and equipment, beginning balance	(60,343)	(60,343)
Disposals
Property, plant and equipment, ending balance	(60,343)	(60,343)
Net book value	60,343	60,343
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2025	(855,225)	(747,434)
Charge for the period	346,524	266,508
Disposals	164,649	158,717
Foreign exchange	1,022
Balance at September 30, 2026	(1,038,122)	(855,225)
Property, plant and equipment, beginning balance	855,225	747,434
Disposals	(164,649)	(158,717)
Property, plant and equipment, ending balance	1,038,122	855,225
Net book value	(1,038,122)	(855,225)
Accumulated depreciation and amortisation [member] | Computer equipment [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2025	(110,333)	(92,676)
Charge for the period	49,983	41,903
Disposals	17,197	24,246
Foreign exchange	11
Balance at September 30, 2026	(143,130)	(110,333)
Property, plant and equipment, beginning balance	110,333	92,676
Disposals	(17,197)	(24,246)
Property, plant and equipment, ending balance	143,130	110,333
Net book value	(143,130)	(110,333)
Accumulated depreciation and amortisation [member] | Furniture and equipment [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2025	(675,329)	(591,603)
Charge for the period	284,787	205,491
Disposals	147,452	121,765
Foreign exchange	1,011
Balance at September 30, 2026	(813,675)	(675,329)
Property, plant and equipment, beginning balance	675,329	591,603
Disposals	(147,452)	(121,765)
Property, plant and equipment, ending balance	813,675	675,329
Net book value	(813,675)	(675,329)
Accumulated depreciation and amortisation [member] | Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2025	(24,497)	(24,635)
Charge for the period	8,316	12,568
Disposals		12,706
Foreign exchange
Balance at September 30, 2026	(32,813)	(24,497)
Property, plant and equipment, beginning balance	24,497	24,635
Disposals		(12,706)
Property, plant and equipment, ending balance	32,813	24,497
Net book value	(32,813)	(24,497)
Accumulated depreciation and amortisation [member] | Vehicles [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2025	(45,066)	(38,520)
Charge for the period	3,438	6,546
Disposals
Foreign exchange
Balance at September 30, 2026	(48,504)	(45,066)
Property, plant and equipment, beginning balance	45,066	38,520
Disposals
Property, plant and equipment, ending balance	48,504	45,066
Net book value	$ (48,504)	$ (45,066)